RELATED PARTY TRANSACTIONS (Details) shares in Millions, $ in Millions, $ in Millions		3 Months Ended		6 Months Ended
	Mar. 30, 2020 USD ($) agreement	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jul. 29, 2020 CAD ($) shares
Disclosure of transactions between related parties [line items]
Loans Payable to Parent		$ 825		$ 825		$ 1,143
Borrowings, maturity				nine
Amounts payable, related party transactions, interest rate		5.00%		5.00%
Interest Expense, Related Party Transactions		$ 13	$ 13	$ 26	$ 13
Brookfield Secondary Offering, Shares Issued | shares							5
Brookfield Secondary Offering, Proceeds							$ 305
Percentage of issued and outstanding exchangeable shares held by Brookfield	29.60%						19.30%
Senior Unsecured Revolving Credit Facility [Member]
Disclosure of transactions between related parties [line items]
Number of credit agreements | agreement	2
Borrowings Maturity, Term	10 years
Credit facility, maximum borrowing capacity	$ 1,000
Brookfield Infrastructure
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity	$ 1,000
Subsidiary and corporate borrowings		$ 0		$ 0		0
Brookfield Infrastructure | Senior Unsecured Revolving Credit Facility [Member]
Disclosure of transactions between related parties [line items]
Number of credit agreements | agreement	2
Borrowings Maturity, Term	10 years
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter		0.3125%
Asset management fee, percent				1.25%
Services received, related party transactions		$ 9	7	$ 18	13
Subsidiary of Common Parent (Brookfield)
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		4		4		2
Amounts receivable, related party transactions		21		21		$ 7
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Services received, related party transactions		0	0	0	0
Revenue from rendering of services, related party transactions		$ 1	$ 1	$ 1	$ 1